Segment information (Tables)	12 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information

	June 30, 2020
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	11,138	81,637	92,775	(60)	3,100	(22)	95,793
Costs	(2,731)	(56,296)	(59,027)	53	(3,230)	-	(62,204)
Gross profit / (loss)	8,407	25,341	33,748	(7)	(130)	(22)	33,589
Net gain / (loss) from fair value adjustment of investment properties	33,994	(2,989)	31,005	(263)	-	-	30,742
General and administrative expenses	(2,152)	(8,764)	(10,916)	14	-	33	(10,869)
Selling expenses	(1,231)	(12,544)	(13,775)	18	-	-	(13,757)
Impairment of associates and joint ventures	-	(2,470)	(2,470)	-	-	-	(2,470)
Other operating results, net	(47)	1,127	1,080	18	17	(11)	1,104
Profit / (loss) from operations	38,971	(299)	38,672	(220)	(113)	-	38,339
Share of profit of associates and joint ventures	7,047	1,299	8,346	171	-	-	8,517
Segment profit / (loss)	46,018	1,000	47,018	(49)	(113)	-	46,856
Reportable assets	158,263	451,267	609,530	(692)	-	18,361	627,199
Reportable liabilities	-	(403,184)	(403,184)	-	-	(101,360)	(504,544)
Net reportable assets	158,263	48,083	206,346	(692)	-	(82,999)	122,655

	June 30, 2019
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	15,055	73,537	88,592	(93)	3,706	(24)	92,181
Costs	(3,176)	(52,426)	(55,602)	66	(3,855)	-	(59,391)
Gross profit / (loss)	11,879	21,111	32,990	(27)	(149)	(24)	32,790
Net (loss) / gain from fair value adjustment of investment properties	(39,607)	892	(38,715)	838	-	-	(37,877)
General and administrative expenses	(2,674)	(8,031)	(10,705)	18	-	44	(10,643)
Selling expenses	(1,085)	(11,192)	(12,277)	7	-	-	(12,270)
Other operating results, net	(660)	742	82	194	17	(20)	273
(Loss) / profit from operations	(32,147)	3,522	(28,625)	1,030	(132)	-	(27,727)
Share of (loss) of associates and joint ventures	(6,031)	(150)	(6,181)	(1,019)	-	-	(7,200)
Segment (loss) / profit	(38,178)	3,372	(34,806)	11	(132)	-	(34,927)
Reportable assets	111,562	535,565	647,127	(609)	-	31,842	678,360
Reportable liabilities	-	(461,015)	(461,015)	-	-	(94,689)	(555,704)
Net reportable assets	111,562	74,550	186,112	(609)	-	(62,847)	122,656

	June 30, 2018
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	13,872	60,057	73,929	(109)	4,387	(20)	78,187
Costs	(2,802)	(41,935)	(44,737)	70	(4,445)	-	(49,112)
Gross profit / (loss)	11,070	18,122	29,192	(39)	(58)	(20)	29,075
Net gain from fair value adjustment of investment properties	20,216	-	20,216	(1,056)	-	-	19,160
General and administrative expenses	(2,337)	(7,233)	(9,570)	40	-	33	(9,497)
Selling expenses	(1,125)	(10,639)	(11,764)	15	-	-	(11,749)
Other operating results, net	(54)	2,136	2,082	42	(2)	(13)	2,109
Profit / (loss) from operations	27,770	2,386	30,156	(998)	(60)	-	29,098
Share of (loss) of associates and joint ventures	(4,228)	(422)	(4,650)	928	-	-	(3,722)
Segment profit / (loss)	23,542	1,964	25,506	(70)	(60)	-	25,376
Reportable assets	152,903	563,654	716,557	307	-	25,189	742,053
Reportable liabilities	-	(479,056)	(479,056)	-	-	(103,129)	(582,185)
Net reportable assets	152,903	84,598	237,501	307	-	(77,940)	159,868

(1) Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2) Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,659 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.

Schedule of lines of business of groups operations center

	June 30, 2020
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,935	2,358	735	2,021	11	-	78	11,138
Costs	(567)	(138)	(671)	(1,245)	(12)	-	(98)	(2,731)
Gross profit / (loss)	5,368	2,220	64	776	(1)	-	(20)	8,407
Net (loss) / gain from fair value adjustment of investment properties	(2,105)	23,285	12,179	-	-	-	635	33,994
General and administrative expenses	(829)	(221)	(228)	(365)	(110)	(282)	(117)	(2,152)
Selling expenses	(709)	(84)	(197)	(230)	-	-	(11)	(1,231)
Other operating results, net	(38)	(29)	(27)	(20)	-	-	67	(47)
Profit / (loss) from operations	1,687	25,171	11,791	161	(111)	(282)	554	38,971
Share of profit of associates and joint ventures	-	-	-	-	7,377	-	(330)	7,047
Segment profit	1,687	25,171	11,791	161	7,266	(282)	224	46,018

Investment properties and trading properties	49,109	62,793	32,171	-	307	-	1,442	145,822
Investment in associates and joint ventures	-	-	532	-	2,004	-	6,737	9,273
Other operating assets	276	211	753	1,838	-	-	90	3,168
Operating assets	49,385	63,004	33,456	1,838	2,311	-	8,269	158,263

	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,541	2,238	1,119	2,953	14	-	190	15,055
Costs	(776)	(131)	(526)	(1,586)	(6)	-	(151)	(3,176)
Gross profit	7,765	2,107	593	1,367	8	-	39	11,879
Net (loss) / gain from fair value adjustment of investment properties	(40,581)	616	726	-	6	-	(374)	(39,607)
General and administrative expenses	(945)	(212)	(283)	(492)	(110)	(519)	(113)	(2,674)
Selling expenses	(530)	(99)	(119)	(316)	-	-	(21)	(1,085)
Other operating results, net	(110)	(40)	(286)	114	(24)	-	(314)	(660)
(Loss) / profit from operations	(34,401)	2,372	631	673	(120)	(519)	(783)	(32,147)
Share of profit of associates and joint ventures	-	-	(37)	-	(3,679)	-	(2,315)	(6,031)
Segment (loss) / profit	(34,401)	2,372	594	673	(3,799)	(519)	(3,098)	(38,178)

Investment properties and trading properties	50,365	31,679	27,758	1,901	270	-	1,062	113,035
Investment in associates and joint ventures	10	57	443	-	(7,222)	-	4,985	(1,727)
Other operating assetsInvestment	43	1	184	26	-	-	-	254
Operating assets	50,418	31,737	28,385	1,927	(6,952)	-	6,047	111,562

	June 30, 2018
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	9,750	1,332	300	2,446	-	-	44	13,872
Costs	(829)	(105)	(149)	(1,670)	-	-	(49)	(2,802)
Gross profit / (loss)	8,921	1,227	151	776	-	-	(5)	11,070
Net gain from fair value adjustment of investment properties	6,266	6,250	7,338	-	-	-	362	20,216
General and administrative expenses	(853)	(218)	(198)	(487)	(118)	(385)	(78)	(2,337)
Selling expenses	(607)	(142)	(58)	(311)	-	-	(7)	(1,125)
Other operating results, net	(105)	(22)	138	(40)	(58)	-	33	(54)
Profit / (loss) from operations	13,622	7,095	7,371	(62)	(176)	(385)	305	27,770
Share of profit of associates and joint ventures	-	-	4	-	(4,425)	-	193	(4,228)
Segment profit / (loss)	13,622	7,095	7,375	(62)	(4,601)	(385)	498	23,542

Investment properties and trading properties	90,196	28,576	25,149	2,008	197	-	1,333	147,459
Investment in associates and joint ventures	10	57	446	-	(3,869)	-	8,524	5,168
Other operating assets	57	3	189	27	-	-	-	276
Operating assets	90,263	28,636	25,784	2,035	(3,672)	-	9,857	152,903

	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	12,954	-	64,838	-	-	3,845	81,637
Costs	(6,787)	-	(47,231)	-	-	(2,278)	(56,296)
Gross profit	6,167	-	17,607	-	-	1,567	25,341
Net loss from fair value adjustment of investment properties	(2,989)	-	-	-	-	-	(2,989)
General and administrative expenses	(812)	-	(5,519)	-	(1,071)	(1,362)	(8,764)
Selling expenses	(223)	-	(11,887)	-	-	(434)	(12,544)
Impairment of associates and joint ventures	(2,470)	-	-	-	-	-	(2,470)
Other operating results, net	(296)	-	501	-	(48)	970	1,127
(Loss) / profit from operations	(623)	-	702	-	(1,119)	741	(299)
Share of profit / (loss) of associates and joint ventures	1,495	1,063	(265)	-	-	(994)	1,299
Segment profit / (loss)	872	1,063	437	-	(1,119)	(253)	1,000

Operating assets	152,941	28,090	140,025	3,377	17,911	108,923	451,267
Operating liabilities	(146,331)	-	(106,076)	-	(111,649)	(39,128)	(403,184)
Operating assets (liabilities), net	6,610	28,090	33,949	3,377	(93,738)	69,795	48,083

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	14,392	-	57,506	-	-	1,639	73,537
Costs	(9,121)	-	(42,424)	-	-	(881)	(52,426)
Gross profit	5,271	-	15,082	-	-	758	21,111
Net gain from fair value adjustment of investment properties	892	-	-	-	-	-	892
General and administrative expenses	(707)	-	(4,779)	-	(1,058)	(1,487)	(8,031)
Selling expenses	(197)	-	(10,562)	-	-	(433)	(11,192)
Other operating results, net	-	-	397	-	-	345	742
Profit / (loss) from operations	5,259	-	138	-	(1,058)	(817)	3,522
Share of profit / (loss) of associates and joint ventures	37	717	-	-	-	(904)	(150)
Segment profit / (loss)	5,296	717	138	-	(1,058)	(1,721)	3,372

Operating assets	303,425	23,013	109,380	22,638	41,536	35,573	535,565
Operating liabilities	(235,553)	-	(84,800)	-	(126,585)	(14,077)	(461,015)
Operating assets (liabilities), net	67,872	23,013	24,580	22,638	(85,049)	21,496	74,550

	June 30, 2018
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	9,497	-	49,066	-	-	1,494	60,057
Costs	(5,957)	-	(35,189)	-	-	(789)	(41,935)
Gross profit	3,540	-	13,877	-	-	705	18,122
Net gain from fair value adjustment of investment properties	-	-	-	-	-	-	-
General and administrative expenses	(578)	-	(4,594)	-	(854)	(1,207)	(7,233)
Selling expenses	(200)	-	(10,059)	-	-	(380)	(10,639)
Other operating results, net	256	-	772	-	1,141	(33)	2,136
Profit / (loss) from operations	3,018	-	(4)	-	287	(915)	2,386
Share of profit / (loss) of associates and joint ventures	158	-	-	-	-	(580)	(422)
Segment profit / (loss)	3,176	-	(4)	-	287	(1,495)	1,964

Operating assets	298,031	29,579	110,723	27,247	47,432	50,642	563,654
Operating liabilities	(231,693)	-	(86,280)	-	(155,567)	(5,516)	(479,056)
Operating assets (liabilities), net	66,338	29,579	24,443	27,247	(108,135)	45,126	84,598